Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended
	December 31,
	2014	2013	2012

Taxes currently payable	$560,468	$647,036	$(292,122)
Deferred income taxes	666,561	983,526	160,784
	$1,227,029	$1,630,562	$(131,338)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2014	2013
Deferred tax assets:
Allowances for loan losses	$2,240,123	$2,886,592
Writedowns on foreclosed assets held for sale	781,870	879,113
Deferred loan fees/costs	96,877	64,886
Unrealized depreciation on available-for-sale securities	263,358	1,471,923
Other	421,873	382,723
	3,804,101	5,685,237
Deferred tax liabilities:
FHLB stock dividends	(52,455)	(68,953)
Accumulated depreciation	(268,503)	(273,481)
Other	(70,630)	(64,152)
	(391,588)	(406,586)
Deferred tax asset before valuation allowance	3,412,513	5,278,651
Valuation allowance:
Beginning balance	-	(1,645,379)
Decrease from sale of state income tax credits	-	1,719,978
Increase for state low income housing tax credits generated	-	(74,599)
Ending balance	-	-
Net deferred tax asset	$3,412,513	$5,278,651

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended
	December 31,

	2014		2013	2012
Computed at statutory rate	34.0%		34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(11.1%	)	(9.0% )	(33.1%	)
ESOP	-		-	(3.3%	)
Cash surrender value of life insurance	(1.8%	)	(1.9% )	(7.9%	)
Valuation allowance	-		-	(3.5%	)
Other	(3.6%	)	0.6%	6.6%
Actual effective rate	17.5%		23.7%	(7.2%	)